Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2011
Alger Growth & Income Portfolio (Supplement): | Alger Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Growth & Income Portfolio
Supplement Text	ck0000832566_SupplementTextBlock	THE ALGER PORTFOLIOS Alger Growth & Income Portfolio Class I-2 Supplement Dated February 13, 2012 to the Prospectus Dated May 1, 2011 As supplemented to date
Investment Strategy, Heading	rr_StrategyHeading	The following is added to page 27 under the heading “Principal Investment Strategy,” as the second sentence of the second paragraph.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In considering such companies, Fred Alger Management, Inc., classifies them into three categories: Dividend Leaders - companies that generate high dividend payouts; Dividend Growers - companies that have a history of consistent dividend growth; and Kings of Cash Flow - companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow.

Alger Growth & Income Portfolio | Alger Growth & Income Portfolio Class I-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIGOX